Interest Expense and Finance Cost, Net (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense And Finance Cost Net [Abstract]
Interest Expense And Finance Cost, Net

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Interest expense	$99,887	$101,011	$91,527
Amortization of finance charges	6,309	5,198	6,065
Other	—	972	8,430
Total interest expense and finance cost, net	$106,196	$107,181	$106,022